Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0001677576
Registrant Name	INNOVATIVE INDUSTRIAL PROPERTIES INC
Registration File Number	333-285148
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES